Financial liabilities designated at fair value through profit or loss - Summary of Contractual Liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Financial assets designated as measured at fair value through profit or loss [Line Items]
Expiration payment	₩ 7,519,962	₩ 7,733,506
Carrying amount	7,796,727	8,367,368	₩ 8,023,870
Difference from carrying amount	₩ (276,765)	₩ (633,862)